TAXES (FY)	12 Months Ended
Dec. 31, 2022
TAXES [Abstract]
TAXES
NOTE 11 — TAXES
The Company’s net deferred tax asset (liability) is as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating losses	$—	$127,274
Start-up costs	365,419	47,076
Total deferred tax assets	365,419	174,350
Valuation Allowance	(365,419)	(174,350)
Deferred tax asset, net of allowance	—	—
Deferred tax liabilities:
Accrued investment income	(317,423)	—
Total deferred tax liabilities	(317,423)	—
Deferred tax liability, net	$(317,423)	$—
Below is breakdown of the income tax provision.

	For the Year Ended December 31, 2022	For the Period From March 16, 2021 (Inception) Through December 31, 2021
Federal
Current	$455,836	$—
Deferred	126,354	(174,350)
State and local
Current	—	—
Deferred	—	—
Change in valuation allowance	191,069	174,350
Income tax provision	$773,259	$—
As of December 31, 2022 and December 31, 2021, the Company had $0 and $606,065, respectively, of U.S. federal operating loss carryovers that do not expire and are available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022 and December 31, 2021, the change in the valuation allowance was $191,069 and $174,350.
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	For the Year Ended December 31, 2022	For the Period From March 16, 2021 (Inception) Through December 31, 2021
U.S. federal statutory rate	21.0%	21.0%
NOL true up	4.0%	—
Valuation allowance	8.3%	(21.0)%
Income tax provision	33.3%	—
The effective tax rate differs from the statutory tax rate of (21)% for the year ended December 31, 2022 and year ended December 31, 2021, due to the valuation allowance recorded on the Company’s start-up costs in 2022 and due to the valuation allowance recorded on the Company’s start up costs and net operating losses in 2021. The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities.